PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
Property and equipment consisted of the following at:

	December 31,
	2023	2022
Buildings and improvements	$372,554	$265,520
Leasehold improvements	58,958	47,238
Furniture, fixtures, and other	64,750	46,842
Construction in process	50,937	39,813
Land	55,593	36,357
Finance lease right-of-use assets	40,536	34,960
	643,328	470,730
Less: accumulated depreciation and amortization	(65,800)	(40,165)
Property and equipment, net	$577,528	$430,565
The Company evaluated its long-lived assets and did not record an impairment charge for the years ended December 31, 2023, 2022, and 2021.
See Note 15 for information on expansions during the years ended December 31, 2023, 2022, and 2021.
OPERATION EXPANSIONS
FASB ASC Topic 805, Business Combinations (ASC 805) defines the definition of a business to assist entities with evaluating when a set of transferred assets and activities is deemed to be a business. Determining whether a transferred set constitutes a business is important because the accounting for a business combination differs from that of an asset acquisition. The definition of a business also affects the accounting for dispositions. When substantially all of the fair value of assets acquired is concentrated in a single asset, or a group of similar assets, the assets acquired would not represent a business and business combination accounting would not be required.
2023 Expansions
During the year ended December 31, 2023, the Company’s consolidated operations and real estate portfolio grew through a combination of long-term leases and real estate purchases. The Company acquired operations at 58 stand-alone skilled nursing, assisted living, and subacute facilities and six real estate purchases. Of the six real estate purchases, two of the properties were acquired in conjunction with the operations of the associated facility. For the other four acquired properties, the Company previously operated the respective facilities and has now acquired the real estate associated with those operations. These new operations added 6,744 operational skilled nursing beds. The purpose of any such expansion, may include, without limitation, to expand the scope of the Company's operations, add additional team members with important skill sets, and/or realize synergies.
The aggregate purchase price for these expansions during the year ended December 31, 2023 was $129,174. The fair value of assets for the entities where real estate was acquired were concentrated in property and equipment amounting to $124,874. As such, these transactions were classified as asset acquisitions. The remaining aggregate purchase price for transactions during the year ended December 31, 2023 was concentrated in goodwill and other assets in the amount of $3,800 and $500, respectively. Such transactions were classified as business combinations. The Company expects 100% of the goodwill to be deductible for income tax purposes.
In connection with the new operations made through long-term leases, the Company did not acquire any material assets or assume any liabilities other than the tenant's post-assumption rights and obligations under the long-term lease. The Company entered into separate agreements with the applicable prior operators as part of each transaction.
2022 Expansions
During the year ended December 31, 2022, the Company’s consolidated operations and real estate portfolio grew through a combination of long-term leases and real estate purchases. The Company acquired operations at nine stand-alone skilled nursing, assisted living, and subacute facilities and four real estate purchases. Of the four real estate purchases, two of the properties were acquired in conjunction with the operations of the associated facility. For the other two acquired properties, the Company previously operated the respective facilities and has now acquired the real estate associated with those operations. These new operations added 1,180 operational skilled nursing beds. The purpose of any such expansion, may include, without limitation, to expand the scope of the Company's operations, add additional team members with important skill sets, and/or realize synergies.
The aggregate purchase price for these expansions during the year ended December 31, 2022 was $55,374. The fair value of assets for the entities where real estate was acquired were concentrated in property and equipment and other assets, amounting to $46,500 and $378, respectively. As such, these transactions were classified as asset acquisitions. The remaining aggregate purchase price for transactions during the year ended December 31, 2022 was concentrated in goodwill in the amount of $8,496 and as such, the transactions were classified as business combinations. The Company expects 100% of the goodwill to be deductible for income tax purposes.
In connection with the new operations made through long-term leases, the Company did not acquire any material assets or assume any liabilities other than the tenant's post-assumption rights and obligations under the long-term lease. The Company entered into separate agreements with the applicable prior operators as part of each transaction.
2021 Expansions
Plum Healthcare Group Acquisition
On November 5, 2021, the Company completed the acquisition of all of the equity interest of 58 stand-alone skilled nursing, assisted living, and subacute facilities and eight real estate entities from Bay Bridge Capital Partners, LLC d/b/a Plum Healthcare Group (Plum) for $121,000, consisting of cash of $104,200 and notes due to prior owner of $16,800, in order to grow and expand its footprint. The acquisition added 6,380 operational skilled nursing beds, 40 assisted living beds, and 190 subacute beds.
The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed using the acquisition method, based on their respective fair values as of November 5, 2021.

Amount
Cash and cash equivalents	$7,957
Accounts receivable	94,555
Prepaid and other	43,076
Restricted cash	22,483
Property and equipment	166,072
Operating lease right-of-use assets	612,522
Other assets	5,781
Goodwill and other indefinite-lived assets	32,345
Current operating lease liabilities assumed	(28,324)
Other current liabilities assumed	(134,886)
Long-term operating lease liabilities assumed	(576,848)
Debt and finance lease liabilities assumed	(55,095)
Other liabilities assumed	(68,638)
Total purchase price	$121,000
The indefinite-lived intangible assets acquired include the certificates of need and licenses. Fair value of the indefinite-lived intangible assets was determined using a cost approach. The cost approach uses the replacement or reproduction cost as an indicator of fair value. The cost approach utilized assumptions for the current replacement costs of similar assets which for these indefinite-lived intangible assets included assumptions regarding estimated fees on a per unit basis in the applicable jurisdictions.
Fair value of property and equipment was determined using a combination of an income and cost approach. The income approach utilized significant assumptions including management’s best estimates of the expected future cash flows and the estimated useful life of the asset group. The cost approach utilized assumptions for the current replacement costs of similar assets adjusted for estimated depreciation and deterioration of the existing property and equipment and economic obsolescence.
Fair value of the right-of-use assets was determined under a market approach. The market approach utilized significant assumptions based on estimated market rent assessments for the acquired lease contracts.
The goodwill is primarily attributed to the workforce acquired. The Company expects 100% of the goodwill to be deductible for income tax purposes.
During the year ended December 31, 2022, the Company recorded a measurement period adjustment primarily related to the finalization of professional liability loss reserves, which increased the amount of goodwill and other liabilities assumed in the Plum acquisition by $18,844. At the time of the adjustment, the measurement period was still open as the Company was gathering further information about facts and circumstances that existed as of the acquisition date related to the legal matters that gave rise to the professional liability loss reserve adjustment.
Other 2021 Expansions
Additionally, the Company invested in two joint ventures during the year ended December 31, 2021. Information related to joint venture activity is disclosed in Note 7.
In June 2021, the Company sold one real estate entity, resulting in a gain on sale of $3,100. In conjunction with the sale, the Company entered into a note receivable agreement with the buyer in the principal amount of $5,000 with monthly interest payments accruing at 6% percent. Annual principal payments are due on each anniversary date, with the remaining principal due and payable on the maturity date of June 1, 2024. At December 31, 2023, the outstanding balance of the note was $3,500 which is included in Other Assets.
During the year ended December 31, 2021, the Company’s consolidated operations grew through a combination of long-term leases and real estate purchases, with the addition of 17 stand-alone skilled nursing facilities and five real estate purchases. These new operations added approximately 1,780 operational skilled nursing beds.
The aggregate purchase price for these acquisitions during the year ended December 31, 2021 was $118,324. The fair value of assets for the real estate entities were concentrated in property and equipment amounting to $116,423. As such, these transactions were classified as asset acquisitions. The remaining aggregate purchase price for transactions during the year ended December 31, 2021 was concentrated in goodwill in the amount of $1,901 and as such, the transactions were classified as business combinations. The Company expects 100% of the goodwill to be deductible for tax purposes.
In connection with the new operations acquired for the stand-alone skilled nursing facilities, the Company did not acquire any material assets or assume any liabilities other than the tenant's post-assumption rights and obligations under the long-term lease. The Company entered into agreements with the applicable prior operators as part of each transaction.
The Company’s expansion strategy has been focused on identifying both opportunistic and strategic acquisitions within its target markets that offer strong opportunities for return. The operations added by the Company are frequently underperforming financially and can have regulatory and clinical challenges to overcome. Financial information, especially with underperforming operations, is often inadequate, inaccurate or unavailable. Consequently, the Company believes that prior operating results are not a meaningful representation of the Company’s current operating results or indicative of the integration potential of its newly acquired operating subsidiaries. The assets added during the year ended December 31, 2023, 2022 and 2021 and through the issuance of the financial statements were not material operations to the Company individually or in the aggregate. Accordingly, pro forma financial information is not presented. The additions have been included in the December 31, 2023 and 2022 combined/consolidated balance sheets of the Company, and the operating results have been included in the combined/consolidated statements of income of the Company since the date the Company gained effective control.
2024 Expansions
Subsequent to December 31, 2023, the Company’s operations and real estate portfolio grew through a combination of long-term leases and real estate purchases, with the addition of 10 stand-alone facilities and six real estate purchases. Of the six real estate purchases, three of the properties were acquired in conjunction with the operations of the associated facility. For the other three acquired properties, the Company previously operated the respective facilities and has now acquired the real estate associated with those operations. These new operations added 1,334 skilled nursing beds and 174 assisted living beds operated by the Company's affiliated operating subsidiaries. The aggregate purchase price for these acquisitions was $78,500.
PROPERTY AND EQUIPMENT
Property and equipment consisted of the following at:

	June 30, 2024	December 31, 2023
Buildings and improvements	$533,808	$372,554
Leasehold improvements	68,298	58,958
Furniture, fixtures, and other	80,229	64,750
Construction in process	53,589	50,937
Land	69,678	55,593
Finance lease right-of-use assets	40,536	40,536
	846,138	643,328
Less: accumulated depreciation and amortization	(82,234)	(65,800)
Property and equipment, net	$763,904	$577,528
The Company did not record an impairment charge for the six months ended June 30, 2024, and 2023.
See Note 12, “Operation Expansions”, for information on expansions during the six months ended June 30, 2024.
OPERATION EXPANSIONS
FASB ASC Topic 805, Business Combinations (ASC 805) defines the definition of a business to assist entities with evaluating when a set of transferred assets and activities is deemed to be a business. Determining whether a transferred set constitutes a business is important because the accounting for a business combination differs from that of an asset acquisition. The definition of a business also affects the accounting for dispositions. When substantially all of the fair value of assets acquired is concentrated in a single asset, or a group of similar assets, the assets acquired would not represent a business and business combination accounting would not be required.
2024 Expansions
During the six months ended June 30, 2024, the Company’s operations and real estate portfolio grew through a combination of long-term leases and real estate purchases, with the addition of 12 stand-alone facilities and nine real estate purchases. Of the nine real estate purchases, four of the properties were acquired in conjunction with the operations of the associated facility. For the other five acquired properties, the Company’s subsidiaries previously operated the respective facilities and have now acquired the real estate associated with those operations. The aggregate purchase price for these acquisitions was $175,150. These new operations added 1,501 skilled nursing beds and 174 assisted living beds operated by the Company's affiliated operating subsidiaries.
The Company’s expansion strategy has been focused on identifying both opportunistic and strategic acquisitions within its target markets that offer strong opportunities to improve both clinical and financial performance of the acquired facility. The operations added by the Company are underperforming financially and have regulatory and clinical challenges to overcome. Financial information, especially with underperforming operations, is often inadequate, inaccurate or unavailable. Consequently, the Company believes that prior operating results are not a meaningful representation of the Company’s current operating results or indicative of the integration potential of its newly acquired operating subsidiaries. The assets added during the six months ended June 30, 2024 and through the issuance of the financial statements were not material operations to the Company individually or in the aggregate. Accordingly, pro forma financial information is not presented. The additions have been included in the June 30, 2024 condensed combined/consolidated balance sheets of the Company, and the operating results have been included in the condensed combined/consolidated statements of (loss) income and comprehensive (loss) income of the Company since the date the Company gained effective control.
Expansions After Period End
On August 1, 2024, the Company finalized the acquisition of operations for 12 skilled nursing and 13 assisted living and independent living facilities. The operations are located across six states, including 19 facilities in Washington, two in Nevada, and one facility each in Alaska, Arizona, California, and Montana. Collectively, these facilities comprise 1,072 skilled nursing beds and 831 assisted living and independent living units. Of these facilities, 21 are leased from a new joint venture the Company entered into on the same date for $10,000 in which it owns a 25.8% interest. The remaining four facilities are leased from unaffiliated third-party landlords.
Additionally, subsequent to June 30, 2024, the Company’s operations grew with the addition of three stand-alone facilities in Kansas through a long-term lease. The new operations added 378 skilled nursing beds operated by the Company’s affiliated operating subsidiaries.